UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 26.2%
Consumer Discretionary 3.7%
Auto Components 0.1%
BorgWarner, Inc.	200	15,582
TRW Automotive Holdings Corp.*	400	14,824

		30,406
Hotels Restaurants & Leisure 0.5%
Brinker International, Inc.	900	27,990
McDonald's Corp.	3,530	170,428
Yum! Brands, Inc.	800	49,488

		247,906

Household Durables 0.2%
NVR, Inc.*	100	82,400
Snap-on, Inc.	200	10,900

		93,300
Leisure Equipment & Products 0.0%
Hasbro, Inc.	600	18,966
Media 1.2%
Liberty Global, Inc. "A" *	1,700	61,013
McGraw-Hill Companies, Inc.	2,310	151,375
Omnicom Group, Inc.	1,510	158,112
The DIRECTV Group, Inc.*	7,800	185,952

		556,452
Multiline Retail 1.0%
Family Dollar Stores, Inc.	1,400	44,576
Federated Department Stores, Inc.	3,500	153,720
J.C. Penney Co., Inc.	200	15,818
Kohl's Corp.*	2,000	148,080
Nordstrom, Inc.	1,100	60,412
Target Corp.	600	35,622

		458,228
Specialty Retail 0.4%
Dick's Sporting Goods, Inc.*	1,400	78,526
Ross Stores, Inc.	2,600	86,190
The Sherwin-Williams Co.	400	25,508

		190,224
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	2,300	112,309
Consumer Staples 1.8%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	1,600	35,104
PepsiCo, Inc.	2,300	152,007

		187,111
Food & Staples Retailing 0.3%
Safeway, Inc.	3,900	141,570
Food Products 0.4%
General Mills, Inc.	2,500	149,750
Household Products 0.4%
Colgate-Palmolive Co.	1,500	101,610
Kimberly-Clark Corp.	1,200	85,404

		187,014
Tobacco 0.3%
Altria Group, Inc.	1,540	106,137
Loews Corp. - Carolina Group	400	30,612

		136,749
Energy 2.9%
Energy Equipment & Services 0.8%
Global Industries Ltd.*	3,500	72,660
Patterson-UTI Energy, Inc.	4,200	102,438
Tidewater, Inc.	1,800	113,778
Unit Corp.*	1,100	62,865

		351,741
Oil, Gas & Consumable Fuels 2.1%
Chesapeake Energy Corp.	3,500	118,125

Chevron Corp.	200	15,558
Devon Energy Corp.	2,000	145,740
ExxonMobil Corp.	2,766	219,565
Marathon Oil Corp.	1,400	142,170
Newfield Exploration Co.*	2,000	87,500
Tesoro Corp.	1,000	121,200
Valero Energy Corp.	1,800	126,414

		976,272
Financials 5.0%
Capital Markets 1.0%
Morgan Stanley	2,220	186,502
The Bear Stearns Companies, Inc.	200	31,140
The Goldman Sachs Group, Inc.	1,070	233,913

		451,555
Commercial Banks 0.6%
SunTrust Banks, Inc.	200	16,884
US Bancorp	1,500	51,525
Wells Fargo & Co.	6,340	227,542

		295,951
Diversified Financial Services 1.9%
Bank of America Corp.	7,210	366,989
Citigroup, Inc.	3,600	193,032
JPMorgan Chase & Co.	6,300	328,230

		888,251
Insurance 0.9%
Allstate Corp.	900	56,088
CNA Financial Corp.*	400	18,668
Genworth Financial, Inc. "A"	3,200	116,768
MetLife, Inc.	2,780	182,646
Philadelphia Consolidated Holding Corp.*	100	4,340
Principal Financial Group, Inc.	400	25,396

		403,906
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	100	6,091
Archstone-Smith Trust (REIT)	300	15,633
AvalonBay Communities, Inc. (REIT)	100	12,226
Equity Residential (REIT)	300	13,929
Hospitality Properties Trust (REIT)	100	4,553
Host Hotels & Resorts, Inc. (REIT)	900	23,076
ProLogis (REIT)	500	32,400
Public Storage, Inc. (REIT)	300	27,996
Simon Property Group, Inc. (REIT)	300	34,584
The Macerich Co. (REIT)	100	9,512
Vornado Realty Trust (REIT)	300	35,589

		215,589
Thrifts & Mortgage Finance 0.1%
Fannie Mae	800	47,136
Health Care 3.7%
Biotechnology 0.2%
Gilead Sciences, Inc.*	1,100	89,892
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	2,400	135,912

Becton, Dickinson & Co.	2,000	157,380
Dade Behring Holdings, Inc.	900	44,199
Kinetic Concepts, Inc.*	1,700	85,000
Zimmer Holdings, Inc.*	1,000	90,480

		512,971
Health Care Providers & Services 0.5%
Coventry Health Care, Inc.*	1,800	104,094
Humana, Inc.*	1,400	88,536
WellCare Health Plans, Inc.*	300	24,177

		216,807
Life Sciences Tools & Services 0.0%
Covance, Inc.*	300	18,150
Pharmaceuticals 1.9%
Abbott Laboratories	4,100	232,142
Eli Lilly & Co.	1,000	59,130
Johnson & Johnson	1,044	67,046
Merck & Co., Inc.	800	41,152
Pfizer, Inc.	11,300	298,998
Schering-Plough Corp.	5,700	180,861

		879,329
Industrials 2.9%
Aerospace & Defense 1.8%
Boeing Co.	2,500	232,500
Honeywell International, Inc.	2,700	146,286
Lockheed Martin Corp.	1,000	96,140
Raytheon Co.	3,600	192,744
United Technologies Corp.	2,300	154,399

		822,069
Airlines 0.3%
AMR Corp.*	2,900	75,661
Continental Airlines, Inc. "B" *	1,900	69,464

		145,125
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	1,800	72,360
Industrial Conglomerates 0.3%
General Electric Co.	3,380	124,587
Machinery 0.1%
Manitowoc Co., Inc.	500	34,115
Road & Rail 0.2%
Hertz Global Holdings, Inc.*	600	11,940
Ryder System, Inc.	1,800	94,752

		106,692
Trading Companies & Distributors 0.0%
United Rentals, Inc.*	200	6,700
Information Technology 3.3%
Communications Equipment 0.0%
Cisco Systems, Inc.*	440	11,766
Computers & Peripherals 1.1%
Hewlett-Packard Co.	390	16,434
International Business Machines Corp.	2,800	286,188
Lexmark International, Inc. "A"*	1,800	98,100

Western Digital Corp.*	5,200	91,936

		492,658
Internet Software & Services 0.4%
eBay, Inc.*	1,500	50,910
Google, Inc. "A" *	220	103,704
Yahoo!, Inc.*	400	11,216

		165,830
IT Services 0.3%
Acxiom Corp.	300	6,780
Computer Sciences Corp.*	1,800	99,972
Convergys Corp.*	200	5,052
Unisys Corp.*	3,600	28,224

		140,028
Office Electronics 0.0%
Xerox Corp.*	300	5,550
Semiconductors & Semiconductor Equipment 1.0%
Altera Corp.*	1,000	22,540
Intel Corp.	5,600	120,400
MEMC Electronic Materials, Inc.*	800	43,904
Novellus Systems, Inc.*	3,300	106,821
NVIDIA Corp.*	2,500	82,225
Teradyne, Inc.*	5,400	94,230

		470,120
Software 0.5%
Cadence Design Systems, Inc.*	5,800	128,760
Microsoft Corp.	1,910	57,185
Symantec Corp.*	1,400	24,640

		210,585
Materials 0.9%
Chemicals 0.6%
Albemarle Corp.	400	16,980
Celanese Corp. "A"	1,800	59,706
Eastman Chemical Co.	400	27,080
FMC Corp.	200	15,386
Huntsman Corp.	1,700	33,320
Lyondell Chemical Co.	3,800	118,256

		270,728
Metals & Mining 0.3%
Nucor Corp.	1,600	101,536
Southern Copper Corp.	500	40,150

		141,686
Telecommunication Services 1.1%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,150	44,528
Citizens Communications Co.	7,700	119,889
Embarq Corp.	1,700	102,068
Level 3 Communications, Inc.*	9,900	55,044
Verizon Communications, Inc.	4,300	164,174

		485,703
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	200	11,390

United States Cellular Corp.*	100	7,250

		18,640
Utilities 0.9%
Electric Utilities 0.2%
Exelon Corp.	1,510	113,869
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	300	26,736
Multi-Utilities 0.6%
Dominion Resources, Inc.	1,300	118,560
Sempra Energy	2,600	165,048

		283,608

Total Common Stocks (Cost $11,155,124)		12,006,690
	Principal Amount ($)	Value ($)

Government & Agency Obligations 73.3%
US Treasury Obligations
US Treasury STRIPS, 4.437%**, 11/15/2010 (Cost $31,491,902)	39,265,000	33,613,431
	Shares	Value ($)

Cash Equivalents 0.6%
Cash Management QP Trust, 5.31% (a) (Cost $273,580)	273,580	273,580
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 42,920,606)	100.1	45,893,701
Other Assets and Liabilities, Net	(0.1)	(65,921)

Net Assets	100.0	45,827,780

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007